Business Combinations - Summary of Fair Value of Consideration Transferred (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2021 shares
Oxford Analytica
Business Acquisition Contingent Consideration [Line Items]
Business combination, consideration through equity, number of shares	968,172
Equilibrium
Business Acquisition Contingent Consideration [Line Items]
Business combination, consideration through equity, number of shares	1,260,320
Predata
Business Acquisition Contingent Consideration [Line Items]
Business combination, consideration through equity, number of shares	991,804
Curate
Business Acquisition Contingent Consideration [Line Items]
Business combination, consideration through equity, number of shares	677,483
Contingent consideration of common stock shares	333,660
Forge
Business Acquisition Contingent Consideration [Line Items]
Business combination, consideration through equity, number of shares	1,056,703
Contingent consideration of common stock shares	195,834